PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2025	2024
Computers	1,469	1,445
Office furniture and equipment	783	709
Molds	3,805	3,020
Leasehold improvements	1,422	1,333
	7,479	6,507
Less: accumulated depreciation	(4,880)	(4,185)
Total property and equipment, net	2,599	2,322